SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
At its annual general and special shareholder meeting on July 22, 2024, the Company’s shareholders approved bye-law amendments designed to simplify and enhance its capital structure, including a re-designation of its Class A-1 exchangeable shares into its Class A exchangeable shares and related changes to the terms of the Class A exchangeable shares that will result in no shareholder having the power to vote more than 9.9% of the Class A exchangeable shares, regardless of economic ownership. The third amended and restated bye-laws became effective on August 9, 2024. The re-designation will occur on August 29, 2024.
The Company’s shareholders also approved a resolution authorizing the change of its name from “Brookfield Reinsurance Ltd.” to “Brookfield Wealth Solutions Ltd.” (the “Name Change”). In connection with the Name Change, the Company will apply to the NYSE and the TSX to change the symbol of its Class A exchangeable shares to “BNT”. The Name Change is expected to be in effect on or about September 6, 2024.